Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payments
Summary of shares granted under the management share compensation plan

	Average		Average		Average
	price per share	2024	price per share	2023	price per share	2022
As at January 1,	7.83	138,141	5.62	169,185	5.76	125,000
Granted during the year	14.65	87,324	9.48	113,848	5.57	146,115
Forfeited during the year	—	—	—	—	(5.80)	(12,500)
Exercised during the year	(8.70)	(118,798)	(6.55)	(144,892)	(5.70)	(89,430)
As at December 31,	12.44	106,667	7.83	138,141	5.62	169,185

Schedule of amounts in U.S. dollars of shares granted and accrued under each plan

	2024		2023		2022
Assignment date	Granted	Accrued	Granted	Accrued	Granted	Accrued
December 2021 (*)	—	—	—	96	—	252
April 2022	—	33	—	150	500	317
December 2022	—	31	—	184	314	98
April 2023	—	216	739	474	—	—
November 2023	—	160	340	151	—	—
August 2024	1,279	703	—	—	—	—
As at December 31,	1,279	1,143	1,079	1,055	814	667

(*) Includes shares forfeited during 2022 for USD 72.